SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	20-5898509
EBP, Plan Number	002
Cost	$ 0
Current Value	$ 27,397,057
EBP 002 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
EBP 002 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	20-5898509
EBP, Plan Number	003
Cost	$ 0
Current Value	$ 25,361,240
EBP 003 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
EBP 003 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	20-5898509
EBP, Plan Number	004
Cost	$ 0
Current Value	$ 4,662,332
EBP 004 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
EBP 004 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%
EBP 006
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number	20-5898509
EBP, Plan Number	006
Cost	$ 0
Current Value	$ 2,250,120
EBP 006 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
EBP 006 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rate	9.50%